General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2012
General and administrative expenses
General and administrative expenses
in	2Q12	1Q12	2Q11	6M12	6M11

General and administrative expenses (CHF million)

Occupancy expenses	308	288	269	596	533

IT, machinery, etc.	372	343	333	715	660

Provisions and losses	13	69	42	82	89

Travel and entertainment	101	90	115	191	219

Professional services	473	435	541	908	1,026

Amortization and impairment of other intangible assets	7	14	8	21	15

Other	399	414	344	813	742

General and administrative expenses	1,673	1,653	1,652	3,326	3,284